5. Financial risk management (Details) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2017 ARS ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 USD ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 EUR (€) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 CHF (SFr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 NOK (kr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2016 ARS ($) $ / $	Dec. 31, 2016 USD ($) $ / $	Dec. 31, 2016 EUR (€) $ / $	Dec. 31, 2016 CHF (SFr) $ / $	Dec. 31, 2016 NOK (kr) $ / $
SummaryOfFinancialRiskManagementLineItems [Line Items]
Exchange rate | $ / $		18.65	18.65	18.65	18.65	18.65	15.89	15.89	15.89	15.89	15.89
Current Assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 67,061
Foreign currency balance assets		$ 1,243,959					$ 161,953
Current Assets | Financial assets at fair value through profit or loss
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 66,811
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549
Foreign currency balance assets			$ 1,239,277					$ 0
Current Assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 238
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549
Foreign currency balance assets			$ 4,415					161,753
Current Assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | €				€ 12
Exchange rate | $ / €	[1]	22.283	22.283	22.283	22.283	22.283
Foreign currency balance assets | €				€ 267					€ 200
Total Assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 67,061
Foreign currency balance assets		1,243,959					161,953
Non-current liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		224,766
Foreign currency balance liabilities		$ 4,191,666					2,769,599
Non-current liabilities | Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 224,766
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649
Foreign currency balance liabilities			$ 4,191,666					2,769,599
Current liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 18,747
Foreign currency balance liabilities		$ 349,848					230,902
Current liabilities | Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 3,818
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649
Foreign currency balance liabilities			$ 71,205					53,684
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 14,036
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649
Foreign currency balance liabilities			$ 261,758					$ 176,506
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | €				€ 279
Exchange rate | $ / €	[1]	22.450	22.450	22.450	22.450	22.450
Foreign currency balance liabilities | €				€ 6,263					€ 117
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | SFr					SFr 546
Exchange rate | $ / SFr	[1]	19.168	19.168	19.168	19.168	19.168
Foreign currency balance liabilities | SFr					SFr 10,466					SFr 469
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | kr						kr 68
Exchange rate | $ / kr	[1]	2.290	2.290	2.290	2.290	2.290
Foreign currency balance liabilities | kr						kr 156					kr 126
Total Liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 243,513
Foreign currency balance liabilities		$ 4,541,514					$ 3,000,501

[1]	The exchange rates used are the BNA exchange rates in effect as of December 31, 2017 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF) and Norwegian Krones (NOK).